NOTE 7: RELATED PARTY TRANSACTIONS	9 Months Ended
Sep. 30, 2012
NOTE 7: RELATED PARTY TRANSACTIONS:
NOTE 7: RELATED PARTY TRANSACTIONS
NOTE 7: RELATED PARTY TRANSACTIONS
William Forhan, an executive officer, director and shareholder of the Company, has advanced loans to the Company for the payment of certain operating expenses.  The loans are non-interest bearing and are due on demand. Loans from Mr. Forhan at September 30, 2012 amounted to $50,010.
At September 30, 2012, senior management had deferred compensation of approximately $290,000 from operations prior to June 30, 2011 and $65,609 from operations thereafter.